SEGMENTS REPORTING (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Depreciation expenses	$ 8,276	$ 7,986	$ 8,339
Hawks [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	85	45	16
Radware Core [Member]
Segment Reporting Information [Line Items]
Depreciation expenses	$ 8,191	$ 7,941	$ 8,323